Stockholders' Equity / (Deficit) - Schedule of Outstanding Prepaid Warrants and Common Warrants (Details) - shares			6 Months Ended	12 Months Ended
	Apr. 01, 2025	Nov. 25, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Warrants [Member]
Stockholders' Equity / (Deficit) - Schedule of Outstanding Prepaid Warrants and Common Warrants (Details) [Line Items]
Beginning balance			3,871,992	507,394
Conditional issuance of Prepaid Warrants from Exchange of 2022 and 2023 Convertible Notes					507,394
Ending balance				3,871,992	507,394
Conditional Issuance of Prepaid Warrants from Exchange of Whiskey Notes				546,927
Conditional Issuance of Prepaid Warrants in Exchange for Common Stock				2,816,291
Exercise of Prepaid Warrants in Exchange for Common Stock				(698,619)
Issuance of Prepaid Warrants for Common Stock				700,001
November 25, 2024 Private Placement of Common Warrants
Common Warrants [Member]
Stockholders' Equity / (Deficit) - Schedule of Outstanding Prepaid Warrants and Common Warrants (Details) [Line Items]
Beginning balance			382,205
Ending balance			270,061	382,205
Conditional Issuance of Prepaid Warrants from Exchange of Whiskey Notes
Conditional Issuance of Prepaid Warrants in Exchange for Common Stock
Exercise of Prepaid Warrants in Exchange for Common Stock
Issuance of Prepaid Warrants for Common Stock
November 25, 2024 Private Placement of Common Warrants	884,159	382,205		382,205